Trade and Other Payables (Current) (Details) - Schedule of Trade and Other Payables (Current) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Trade and Other Payables (Current) [Abstract]
Trade payables	$ 2,707,441	$ 1,300,696	$ 233,117
Accrued expenses	641,031	415,449	381,717
Employee leave entitlements	326,618	294,388
Total	$ 3,675,090	$ 2,010,533	$ 755,049